PROFIT FOR THE YEAR (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
PROFIT FOR THE YEAR
Depreciation of property, plant and equipment	$ 43,642	$ 43,939	$ 42,742
Depreciation of right-of-use assets	38,902	36,910	35,709
Amortization of intangible assets	107	123	106
Total depreciation and amortization	82,651	80,972	78,557
Property and equipment rentals:
Premises and equipment (short-term leases)	2,928	2,307	448
Restaurants
Variable lease payments (Note 14)	4,070	4,005	3,420
Subtotal	6,998	6,312	3,868
Other rental related expenses	17,237	13,824	13,293
Total rentals and related expenses	24,235	20,136	17,161
Directors' emoluments	1,821	1,572	2,155
Other staff costs:
Salaries and other allowances	259,579	236,923	205,633
Employee welfare	10,750	8,459	7,240
Retirement benefit contributions	13,205	12,339	11,005
Total staff costs	$ 285,355	$ 259,293	$ 226,033